Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
UVA Unconstrained Medium-Term Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	UVA Unconstrained Medium-Term Fixed Income ETF
Class Name	UVA Unconstrained Medium-Term Fixed Income ETF
Trading Symbol	FFIU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UVA Unconstrained Medium-Term Fixed Income ETF for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/FFIU. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/FFIU
Expenses [Text Block]	What were the Fund costs for the past six months? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FFIU	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 45,091,904
Holdings Count | Holdings	118
Investment Company, Portfolio Turnover	7.73%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Net Assets	$45,091,904
Number of Holdings	118
Portfolio Turnover	7.73%

Holdings [Text Block]	What did the Fund invest in? (as of December 31, 2024) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Freddie Mac Pool, 5.000% 4/1/53	3.76%
Charles Schwab Corp/The, 5.375% 6/1/25	3.30%
Fannie Mae Pool, 5.500% 10/1/53	2.74%
Fannie Mae Pool, 5.500% 3/1/54	2.12%
United States Treasury Bonds, 2.250% 2/15/52	2.02%
United States Treasury Bonds, 4.000% 11/15/42	2.00%
Fannie Mae Pool, 5.000% 6/1/53	1.93%
eBay Inc, 4.000% 7/15/42	1.88%
Fannie Mae Pool, 5.000% 10/1/54	1.68%
United States Treasury Note/Bond, 3.000% 2/15/48	1.63%